Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2020
Net Income (Loss) per Share
Net Income (Loss) per Share

3. Net Income (Loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to ordinary shareholders:

	Years Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2018	2019	2020
	Class A and Class B	Class A and Class B	Class A and Class B
Net income (loss) attributable to Class A and Class B ordinary shareholders—basic	811,297	829,151	(745,225)
Plus: interest expense for convertible notes	7,707	679	—
Net income (loss) attributable to Class A and Class B ordinary shareholders—diluted	819,004	829,830	(745,225)
Weighted average number of Class A and Class B ordinary shares outstanding—basic	29,288,401	30,580,181	31,020,439
Plus: share options	347,703	244,806	—
Plus: non-vested restricted shares	26,308	36,385	—
Plus: shares outstanding for convertible notes	1,048,128	62,723	—
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	30,710,540	30,924,095	31,020,439
Basic net income (loss) per share	27.70	27.12	(24.02)
Diluted net income (loss) per share	26.67	26.84	(24.02)

In January 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to four votes on all matters that are subject to shareholder vote. As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

Share issuable to the investors of Camsing Incident (as defined in Note 16) are included in the computation of basic earnings per share as the shares will be issued for no cash consideration and all necessary conditions have been satisfied as of December 31, 2020.

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2018	2019	2020
Share options	168,203	72,929	224,528
Non-vested restricted shares under share incentive plan	150,897	91,550	103,373
Total	319,100	164,479	327,901